Cover	Jan. 10, 2022
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jan. 10, 2022
Entity File Number	001-32472
Entity Registrant Name	DAWSON GEOPHYSICAL COMPANY
Entity Central Index Key	0000799165
Entity Tax Identification Number	74-2095844
Entity Incorporation, State or Country Code	TX
Entity Address, Address Line One	508 West Wall
Entity Address, Address Line Two	Suite 800
Entity Address, City or Town	Midland
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	79701
City Area Code	432
Local Phone Number	684-3000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.01 par value
Trading Symbol	DWSN
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false